CM-I-TST-PRO-1-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Investor Class shares of the Funds listed below:

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Premier Tax-Exempt Portfolio - Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Investor
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		None
Total Annual Fund Operating Expenses		0.25
Fee Waiver and/or Expense Reimbursement[1]		0.05
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$20	$75	$136	$313”

Effective June 1, 2016, the following information replaces in its entirety the information appearing in the first two paragraphs under the heading “Hypothetical Investment and Expense Information” in the Prospectus.

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund

CM-I-TST-PRO-1-SUP-1 040116                                                         1

CM-I-TST-PRO-1-SUP-1 040116

shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the Fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.”

Effective June 1, 2016, the following information replaces in its entirety the table appearing under the heading “Hypothetical investment and Expense Information – Premier Tax-Exempt Portfolio-Investor” in the Prospectus.

“Premier Tax-Exempt Portfolio -Investor	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.80%	9.78%	14.99%	20.45%	26.18%	32.17%	38.45%	45.02%	51.91%	59.13%
End of Year Balance	$10,480.00	$10,977.80	$11,499.25	$12,045.46	$12,617.62	$13,216.96	$13,844.76	$14,502.39	$15,191.25	$15,912.84
Estimated Annual Expenses	$20.48	$26.82	$28.10	$29.43	$30.83	$32.29	$33.83	$35.43	$37.12	$38.88

[1]	Your actual expenses may be higher or lower than those shown.”

CM-I-TST-PRO-1-SUP-1 040116                                                         2

CM-I-TST-PRO-2-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Premier Tax-Exempt Portfolio - Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		None
Total Annual Fund Operating Expenses		0.25
Fee Waiver and/or Expense Reimbursement[1]		0.05
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$75	$136	$313”

Effective June 1, 2016, the following information replaces in its entirety the information appearing in the first two paragraphs under the heading “Hypothetical Investment and Expense Information” in the Prospectus.

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund

CM-I-TST-PRO-2-SUP-1 040116                                                         1

CM-I-TST-PRO-2-SUP-1 040116

shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the Fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.”

Effective June 1, 2016, the following information replaces in its entirety the table appearing under the heading “Hypothetical investment and Expense Information – Premier Tax-Exempt Portfolio - Institutional” in the Prospectus.

“Premier Tax-Exempt Portfolio - Institutional	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.80%	9.78%	14.99%	20.45%	26.18%	32.17%	38.45%	45.02%	51.91%	59.13%
End of Year Balance	$10,480.00	$10,977.80	$11,499.25	$12,045.46	$12,617.62	$13,216.96	$13,844.76	$14,502.39	$15,191.25	$15,912.84
Estimated Annual Expenses	$20.48	$26.82	$28.10	$29.43	$30.83	$32.29	$33.83	$35.43	$37.12	$38.88

[1]	Your actual expenses may be higher or lower than those shown.”

CM-I-TST-PRO-2-SUP-1 040116                                                         2

ATST-SUP-3 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Investor Class and Institutional Class shares of the Funds listed below:

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

Effective June 1, 2016, the following information replaces in its entirety the eighth paragraph appearing under the heading, “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information:

“Invesco has contractually agreed through at least December 31, 2016, to waive management fees equal to 0.07% of Premier Portfolio’s and Premier U.S. Government Money Portfolio’s average daily net assets and through at least May 31, 2017, to waive management fees equal to 0.05% of Premier Tax-Exempt Portfolio’s average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds’ Prospectus.”

ATST-SUP-3 040116